Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company generates revenue from sales of solar products, LED lighting, installation services and leasing fees. During the last fiscal year the company had product sales as follows:

Sales Product and Services Description	2015		2014
Solar PV residential and commercial sales	$1,827,361	97%	$1,160,296	88%
Solar thermal residential -commercial	0	0%	11,112	1%
ABCO LED & energy efficient lighting	59,964	3%	143,783	11%
Interest Income	2,110	0%	469	0%
Total revenue	$1,889,435	100%	$1,315,660	100%

Summary of Operating Loss Carryforwards [Table Text Block]	The NOL carryforward expires according to the following schedule:
Year Ending December 31:	Amount
2035	$214,823
2034	$635,517
2033	$622,474
2032	$164,119
2031	$182,908
2030	$130,897